SCHEDULE OF TAX EFFECT OF SIGNIFICANT TEMPORARY DIFFERENCES REPRESENTING DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Net deferred tax asset (liability):
Allowance for doubtful accounts	$ 44	$ 301
Accrued expenses	143	684
Right of use asset	7,919
Right of use liability	(7,388)
Net operating loss carry forwards	18,253	17,927
Property, equipment & intangibles	(2,998)	(2,712)
Stock based compensation	209	210
Self-Insurance Reserve	40	46
Interest Expense - Limited under 163(j)	2,300	1,868
Total deferred tax assets	18,522	18,324
Valuation allowance	(18,522)	(18,324)
Net deferred tax liability